Cover	Jul. 22, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0002030772
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	Blackstone Infrastructure Strategies L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56672
Entity Tax Identification Number	99-4067586
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Blackstone Private Equity Strategies Fund (TE) L.P.
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002050229
Entity Registrant Name	Blackstone Infrastructure Strategies (TE) L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56838
Entity Tax Identification Number	99-4573038
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false